Share-Based Payments - Exceptional Incentive Stock Options - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	778,668
Fair value of stock options granted	$ 19.94	$ 17.40	$ 21.78
Exceptional Incentive Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	6,500,000	13,200,000
Fair value of stock options granted	$ 118,000,000	$ 228,000,000
Maximum term of stock options	10 years	10 years
Share based payment vesting date	1 January 2022
Exceptional Incentive Stock Option [Member] | SAB [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	800,000	1,300,000
Fair value of stock options granted	$ 14,000,000	$ 29,000,000
Exceptional Incentive Stock Option [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement vesting requirements		3 years
Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted	$ 360,000,000
Share based arrangement vesting requirements	The units vest after 5 years provided a performance test is met
Performance Share Unit [Member] | Senior Management [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	18,000,000
Maximum term of stock options	15 years
Share based payment vesting date	1 January 2028
Performance Share Unit [Member] | Executive Board [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement vesting requirements	Senior leaders who are considered to be instrumental in achieving our long-term growth agenda over the next 10 years